Subsequent Events	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

15. Subsequent Events

On October 1, 2021, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series H Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. Each shareholder of the Series H Preferred Shares, may, subject to prior shareholder approval, convert all or any part of the Series H Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 9.99% of the total number of outstanding common shares of the Company.

Each Series H Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion rate equal to one Series H Preferred Share for 1,000 common shares of the Company. The Series H Preferred Shares are non-voting and do not accrue dividends.

In connection with the Hertford Agreement the Company entered into in July 2021, on October 1, 2021, the Company issued 96,000 Series H Preferred Shares to Hertford. The issuance of the Series H Preferred Shares was triggered by the Company’s $85.0 million deposit made to BitFuFu for cryptocurrency mining hardware and other equipment. The Company has committed to additional issuances of Series H Preferred Shares to Hertford upon execution of new cryptocurrency mining hardware equipment contracts as defined in the Hertford Agreement.

On October 1, 2021, the Company issued 2,880,000 common shares with a fair value of $17.2 million for a fee incurred under the July 31, 2021 Majestic Dragon agreement related to the Series H Preferred Shares issued to Hertford on October 1, 2021.

On October 1, 2021, in consideration for Westworld waiving its rights to consent to any and all past, present and future additional financings by the Company, the parties entered into a second amendment to the Westworld SPA under which the Company issued to Westworld, 850,000 warrants to purchase common shares of the Company, which such warrants have a term of three years, and an exercise price of $6.00 per share.

On October 5, 2021, the Company issued 579,500 common shares for the exercise of certain outstanding warrants and received proceeds of $533,000.

On October 5, 2021, the holder of the Company’s Series G Preferred Shares converted 1,000 Series G shares for 363,636 common shares. There are no Series G Preferred Shares outstanding following this conversion.

On October 5, 2021, the Company entered into s Sub-License and Delegation Agreement (“Hosting Sub-Lease”) by and between Gryphon and the Company, which assigned to the Company certain Master Services Agreement, dated as of September 12, 2021 (the “MSA”), by and between Core Scientific, and Gryphon and Master Services Agreement Order #2 (“Order 2”). The agreement allows for approximately 230 MW of carbon neutral bitcoin mining hosting capacity to be managed by Core Scientific as hosting partner. The agreement features the installation of digital asset miners at Core Scientific’s net carbon neutral blockchain data centers over the course of 14 months. As part of the agreement, Core Scientific will provide digital mining fleet management and monitoring solution, Minder™, data analytics, alerting, monitoring, and miner management services. On October 8, 2021, the Company paid $16.3 million to Gryphon for Order 2. The remaining commitment of $35.0 million is to be paid over the next 14 months.

The Hosting Sub-Lease shall automatically terminate upon the termination of the MSA and/or Order 2 in accordance with their respective terms. In addition, upon any termination of the Gryphon Merger Agreement by Sphere, Gryphon shall have the right, in its sole discretion, to terminate this MSA in its entirety (including the Hosting Sub-Lease) upon not less than 180 calendar days’ written notice to Sphere.

On October 14, 2021, the Company purchased 1,500,000 shares of common stock of Filecoiner at a price equal to $4.00 per share.

On October 14, 2021, the Company and Filecoiner, Inc. (“Filecoiner”) entered into an acquisition agreement under which Sphere’s wholly-owned subsidiary HVE sold the assets, including intellectual property, associated with Sphere’s Snap product line to Filecoiner, in exchange for 1,000 shares of Series B preferred stock of Filecoiner (“Filecoiner Series B Preferred Stock”) with an aggregate stated value equal to $8.0 million. The preferred shares have a liquidation preference of $1,000 per share, do not accrue dividends nor have voting rights. Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner’s audited financial statements During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect. The initial conversion price for the Series B Preferred Stock shall be equal to $8.00 per share. The conversion price from time to time in effect is subject to adjustment as hereinafter provided in the Filecoiner acquisition agreement. The Company is performing the operating duties for the Snap product line on behalf of Filecoiner. The Company expects to continue to provide this service for a period time and is in process of finalizing a transition services agreement.

16.    Subsequent Events

PPP Funds

On February 3, 2021, the Company received additional PPP Funds in the amount of $447,400 and entered into a loan agreement with Citizens National Bank of Texas pursuant to the CARES Act. The amount borrowed by the Company under the CARES Act is eligible to be forgiven provided that (a) the Company uses the PPP Funds during the eight to twenty-four week period after receipt thereof, and (b) the PPP Funds are only used to cover payroll costs (including benefits), and other allowed expenses. The amount of loan forgiveness will be reduced if, among other reasons, the Company does not maintain staffing or payroll levels. Principal and interest payments on any unforgiven portion of the PPP Loan will be deferred for 16-months, accrue interest at a fixed annual rate of 1.0% and carry a five-year maturity date.

Nasdaq Listing

On February 17, 2021, the Company was notified by Nasdaq that the Nasdaq Listing Qualifications Staff issued a public letter of reprimand to the Company based upon the Company’s failure to comply with the Listing Rule 5620(c) (the “Quorum Rule”) during the period of time that it was no longer a foreign private issuer and could not rely on home country practice in the alternative to the Quorum Rule. The Company’s By-laws required a quorum of at least 25%, instead of the 33⅓% threshold required for a domestic issuer by the Quorum Rule. This oversight and rule violation was caused by the fact that the Company no longer qualified as a foreign private issuer during 2020 and 2019. On January 1, 2021, the Company once again qualified as a foreign private issuer, and therefore the Company once again intends to rely on home country practice in lieu of the Quorum Rule.

RSA Grants

In February 2021, the Company issued restricted stock awards for payment to certain vendors for product and services previously received and issued 101,880 common shares of the Company for a value of $279,000.

Gryphon Digital Mining, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 3 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements are available to be issued. The Management of the Company determined the following reportable non-adjusting events:

On January 14, 2021, the Company entered into a consulting agreement (“Consulting Agreement”) with Chang Advisory Inc. for Robby Chang (“Consultant”), to serve as the Company’s Chief Executive Officer and as a member of the Board of Directors. The Consulting agreement will continue until terminated by either the Consultant or The Company. The Consultant will be paid $175,000 (Canadian dollars) per year and shall increase to approximately

$300,000 (Canadian dollars) upon the closing of either i) an equity financing totaling at least $5,000,000 (Canadian dollars); or (ii) a debt and equity financing totaling at least $10,000,000 (Canadian dollars) (either (i) or (ii) being a “Qualifying Financing”). If a Qualifying Financing occurs within 90 days from the Effective Date, then the invoicing exception for the first ninety days shall no longer apply and the Consultant shall be entitled to immediately invoice for all completed 30 day periods up to the date of the Qualifying Financing.

The Compensation Committee shall review Consultant’s Annual Fee not less frequently than on each December 31st during the Engagement Term. Consultant will be eligible for periodic increases in the Annual Fee under the Company’s normal policies and procedures for executive salary increases which currently provides for annual reviews of executive salaries. Consultant’s Annual Fee for any year may not be reduced below the Consultant’s Annual Fee for the prior year without the written consent of both Consultant and the Company.

On February 2, 2021, the Company amended its articles of incorporation to change its name from Ivy Crypto, Inc. to Gryphon Digital Mining, Inc. Also, authorizing the total number of common stock to be 100,000,000 with a par value of $0.0001 per share and total number of preferred stock to be 1,000,000 shares, with a par value of $0.0001, designated as blank check preferred stock.

On February 2, 2021, shareholders owning 9,550,000 shares agreed to contribute an additional $0.002 per share for a total additional capital contribution of approximately $19,000. The Company agreed to issue an additional 2,757,500 shares of the Company’s common stock, to individuals considered to be key to the creation of the future business plan and operation of the Company. In addition, the Company agreed to issue 134,924 shares of the Company’s common stock to unrelated third parties for cash of $540.

On February 2, 2021, an original shareholder transferred 1,000,000 shares to a board member.

On February 10, 2021, the Company entered into an agreement with an entity to serve as advisor to the Company for a period of two years. As compensation for the services, the individual was granted 62,340 shares of the Company’s common stock to vest monthly over a period of 24 months. In addition to the stock grant, the advisor shall be granted a percentage of gross revenues for any business partnership brought to the Company by the advisor. The Commission percentage shall be 5% for year one gross revenues and 3% for year two gross revenues, after which no further commissions shall be owed. Where Company is raising equity offering a utility token and has an opinion letter from an AmLaw100 firm or SEC no action letter confirming this; or where Advisors team may act as Tier 1 or Tier 2 finders under guidance, advisor or it’s team may obtain referral-based cash compensation for funds raised through its network equal to 5% of funds raised. Should the total equity raised via advisor’s network exceed $5,000,000, advisor will be entitled to a success fee equal to 2% of the Company’s total equity. Should the total equity raised via advisor’s network exceed $10,000,000, advisor will be entitled to an additional success fee equal to 3% of the Company’s total equity, bringing the total success fee to 5% of the Company’s total equity.

On February 17, 2021, the Company issued a letter of intent with an entity (“Host”) to host the cryptocurrency mining operations of the Company on terms and conditions agreed by both parties. The Host is required to provide property with 30 MW energy capacity and 25% of construction cost to build infrastructure to launce Bitcoin mining hardware while the Company will provide mining hardware with a total consumption of 30 MW, all power supply units of the mining hardware and 75% of construction cost to build the infrastructure.

On March 10, 2021, the Company entered into an agreement with an individual to serve as advisor to the Company for a period of two years. As compensation for the services, the individual was granted 92,000 shares of the Company’s common stock to vest monthly over a period of 24 months.

On March 16, 2021, the Company closed a private placement offering with certain accredited investors (“Investors”) for the sale of 5,913,510 shares of the Company’s common stock at $2.40 per share for total proceeds of approximately $14,192,000.

On March 18, 2021, the Company entered into an agreement with a leading investment bank to act as its sole placement agent to issue and sell up to $50,000,000 of its convertible preferred equity securities (or such other securities as may be determined, including common stock, equity-linked securities, convertible debt, subordinated debt, senior debt, or other securities) in a transaction exempt from the registration requirements of the U.S. Securities Act of 1933, as Amended.

On March 19, 2021, the Board of Directors appointed Bruce Aust as Independent Board Member.

On March 21, 2021, the Company entered into an independent director agreement with an individual. The individual will serve as directors of the Company for an initial one-year period. As compensation, the director was granted 75,000 shares of the Company’s common stock to vest over 18 months in four equal installments of 18,750 shares, starting on April 1, 2021.

On March 22, 2021, the Company filed its Amended and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to approve the designation of 6,000,000 shares of Series Seed Preferred Stock.

On March 24, 2021, the Company filed a Certificate of Amendment in relation to Amendment and Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the number of undesignated preferred stock from 1,000,000 to 20,000,000 shares with a par value of $0.0001.

On March 24, 2021, the Company filed a Certificate of Designation with the Secretary of the State of Delaware to create out of the total authorized and unissued shares of preferred stocks a series of preferred stocks constituting 6,000,000 shares designated as the series seed preferred stock. Each share from this series shall be convertible any time, at the option of holder, and without the payment into such number of fully paid and nonassessable shares of common stock as is determined by dividing the original issue price for such series of preferred stock by the conversion price for such series of preferred stock at the time of conversion. The initial conversion price is the original issue price of $2.40. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Corporation or any deemed liquidation event, before any payment shall be made to the holders of common stock by reason of their ownership, the holder of shares of preferred stock then outstanding shall be entitled to be paid out of the funds and assets available for distribution to its stockholders, an amount per share equal to or the greater of (a) the Original Issue Price for such share of preferred stock, plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of preferred stock been converted into common stock prior to liquidation.

On March 24, 2021, the Company entered into an exchange agreement with the Investors from the March 16, 2021 common stock private placement. The investors agreed to exchange one share of the Company’s common stock for one share of the Company’s series seed preferred stock. The Company exchanged 5,011,772 of the common stock issue to the investor for 5,011,772 shares of the series seed preferred stock.

On March 25, 2021, Dan Tolhurst, the President and member of our Board of Directors, resigned as a director of the Company. There were no changes on his ownership after his resignation.

On March 26, 2021, the Company and certain accredited investors from the March 16, 2021 private placement offering entered into a cancellation and exchange agreement to cancel 5,005,469 shares of the Company’s common stock in exchange for the issuance of 5,005,469 shares of the Company’s series seed preferred stocks.

On April 14, 2021, the Company entered into an agreement to purchase bitcoin mining equipment (“Purchase Agreement”). The Purchase Agreement is for the purchase of approximately $51,000,000 for 7,200 machines, which will be delivered 600 machines each month starting in August 2021 through July of 2022. On the execution of the Purchase Agreement, the Company made a payment of $12,000,000 with schedule payments, as follows:

Month	Amount
May 2021	$8,000,000
June 2021	4,000,000
July 2021	4,000,000
August 2021	3,000,000
September 2021	3,000,000
October 2021	3,000,000
October 22021	3,000,000
December 2021	3,000,000
January 2022	3,000,000
February 2022	2,000,000
March 2022	1,000,000
April 2022	1,000,000
May 2022	1,000,000
$39,000,000

NOTE 10 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the interim condensed financial statements are available to be issued. The Management of the Company determined the following reportable non-adjusting events:

Payments Under the Bitmain Miner Purchase Agreement

Subsequent to September 30, 2021, the Company made the scheduled payments under the bitcoin mining equipment agreement, for October, November and December 2021, of $3,303,000, $3,091,000 and $3,134,000, respectively. Also, in October, November and December 2021, the Company received 600, 600 and 800, respectively, bitcoin mining machines.

Sub-License and Delegation Agreement

On October 8, 2021, the Company entered into a Sub-License and Delegation Agreement (“SL&DA”) with Sphere 3D, whereby the Company (i) exclusively sub-licensed to Sphere its rights to access and use the Company Facility pursuant to Order 2 and (ii) delegated to Sphere all of its obligations to make payments to Core pursuant to Order 2. Sphere accepted such sub-license and delegation in all respects. Per the SL&DA, Sphere sent $16,308,665 to the Company, which was subsequently sent to Core as part of the prepayments outlined in Order 2.

On December 29, 2021, the Company and Sphere 3D, agreed to amend the SL&DA to provide the Company the right to recapture the usage of up to 50% of the hosting capacity to be managed by Core if the Merger Agreement is terminated prior to consummation of the Merger.

Issuance of shares of common stock

In October 2021, the Company sold 111,111 shares of common stock for $1,500,000.

The Core Agreement

The Company made the following payments to Core for deposits as follows:

Payment Amount	Percentage and Period covered
$73,000	100% prepayment for October 2021 services made in October 2021
205,000	70% prepayment of the estimated services for November 2021 through February 2022 made in October 2021
15,296,000	30% prepayment of the estimated services for March 2022 through November 2022 made in October 2021
734,000	40% prepayment of the estimated services for March 2022; and 30% prepayment for the estimated services for November 2021 made in October 2021
1,489,000	40% prepayment for hosting services for April 2022; and 30% prepayment for the estimated hosting services for December 2021 made in November 2021
2,223,000	40% prepayment for hosting services for May 2022; and 30% prepayment for the estimated hosting services for January 2022 made in December 2021
$20,020,000

Sphere 3D Master Services Agreement

On December 29, 2021, the Company and Sphere 3D entered into Amendment No. 1 to the Sphere 3D MSA, to provide greater certainty as to the term of the Sphere 3D MSA. Sphere 3D and Gryphon agreed to extend the initial term of the Sphere 3D MSA from three to four years, or to five years in the event Sphere 3D does not receive delivery of a specified minimum number of Bitcoin mining machines during 2022.

Merger Agreement

On December 29, 2021, the Company and Sphere 3D entered into Amendment No. 1 to the Merger Agreement to give effect to the issuances by the Company of its equity securities subsequent to June 3, 2021. The parties agreed upon an increase in the number of Sphere 3D common shares that will be issued by Sphere 3D in the Merger from approximately 111,000,000 to approximately 122,000,000, with an effective exchange ratio of approximately 5.31. In addition, among other matters, the parties revised the termination provisions of the Merger Agreement to allow either party to terminate the Merger Agreement prior to March 31, 2022, upon a breach of the agreement by the other party following an opportunity to cure such breach, and to allow either party to terminate the Merger Agreement on or after March 31, 2022, for any reason or no reason by notice to the other party. In addition, each party agreed to, upon termination, release the other party and its affiliates from any claims or proceedings such party shall have at the time of such termination against the other party existing by reason of, based upon or arising out of the Merger Agreement.

Private Placement

On December 29, 2021 (the “Closing Date”), the Company completed a private placement offering of 111,111 units at a price per unit of $13.50 for an aggregate amount of approximately $1,500,000, each unit consisting of one share of the Company’s common stock and one warrant (“Purchase Warrants”) to purchase one share of the Company’s common stock.

The Purchase Warrants will entitle the holder, for a period of three years from the Closing Date, to purchase one share of the Company’s common stock, or its successor, at an exercise price equal to $0.01 per share, subject to equitable adjustment for any stock splits, stock dividends or reorganization transactions having a similar effect. The Purchase Warrants will only be exercisable for cash. The Company may force the exercise of the Purchase Warrants if, at any time following the one year anniversary of the Closing Date, (i) the Company is listed on a national securities exchange or international equivalent as determined by Company’s board of directors, (ii) the underlying common stock is registered or the investors otherwise have the ability to trade the common stock without restriction, (iii) the 30-day volume-weighted daily average price of the common stock exceeds 200% of the exercise price, as adjusted and (iv) the average daily trading volume is at least 250,000 shares of common stock during such 30-day period.

Amendment No. 3 to Sphere 3D Note

To provide additional financing for Company for operations prior to the consummation of the Merger, Sphere 3D loaned an additional $2,500,000 to the Company on January 3, 2022, which loan increased the principal amount of the Sphere 3D Note to $12,500,000 and extended the initial date for the repayment of the Sphere 3D Note to a date subsequent to the consummation of the Merger. As Sphere 3D agreed in the amendment to the Merger Agreement that the amounts payable by Company under the Sphere 3D Note will be forgiven if the Merger is not consummated, Sphere 3D also released all of the collateral pledged by the Company to secure the Sphere 3D Note.

Opinion on the Financial Statements

We have audited the accompanying balance sheets of Gryphon Digital Mining, Inc., (The “Company”), as of December 31, 2020 and the related statements of operations, stockholders’ equity, and cash flows for the period from October 22, 2020 (date of inception) to December 31, 2020 and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and the results of its operations and its cash flows for each of the period from October 22, 2020 to December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The Company’s Ability to Continue as a Going Concern

The accompanying financial statements have been prepared assuming the Company will continue as a going concern. As discussed in Note 1 to the accompanying financial statements, the Company has incurred a loss from operations, and has not yet commenced revenue generating activities, and, has an accumulated deficit that raise substantial doubt about Company’s ability to continue as a going concern. Management’s evaluation of the events and conditions and management’s plans in regarding these matters are also described in Note 1. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.